FORMATION AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2017
LiabilitiesAssumed5
FORMATION AND BASIS OF PRESENTATION

Organization

On August 30, 2013, Air Industries Group, Inc. (“Air Industries Delaware”) changed its state of incorporation from Delaware to Nevada as a result of a merger with and into its newly formed wholly-owned subsidiary, Air Industries Group, a Nevada corporation (“Air Industries Nevada” or “AIRI”) and the surviving entity, pursuant to an Agreement and Plan of Merger. The reincorporation was approved by the stockholders of Air Industries Delaware at its 2013 Annual Meeting of Stockholders. Air Industries Nevada is deemed to be the successor.

The accompanying consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corp. (“AIM”), Welding Metallurgy, Inc. (“WMI” or “Welding”), Miller Stuart, Inc. (“Miller Stuart”), Nassau Tool Works, Inc. (“NTW”), Woodbine Products, Inc. (“Woodbine” or “WPI”), Decimal Industries, Inc. (“Decimal”), Eur-Pac Corporation (“Eur-Pac” or “EPC”), Electronic Connection Corporation (“ECC”), AMK Welding, Inc. (“AMK”), until sold in January 2017, Air Realty Group, LLC (“Air Realty”), The Sterling Engineering Corporation (“Sterling”), and Compac Development Corporation (“Compac”), (together, the “Company”).

Going Concern

The Company suffered net losses from operations of $1,717,000 and $10,789,000 and net losses of $3,126,000 and $15,623,000, respectively, for the six months ended June 30, 2017, and the year ended December 31, 2016. The Company also had negative cash flows from operations for the six months ended June 30, 2017. In addition, in 2015 the Company ceased paying dividends on its common stock and in 2016 it disposed of the real estate on which one of its operating subsidiaries is located through a sale leaseback transaction, and in January 2017 sold of one of its operating subsidiaries to raise funds for operations. During the year ended December 31, 2016, and subsequent thereto, the Company has had to sell its debt and equity securities to secure funds to operate its business. Since September 2016 the Company has been issuing additional shares of its Series A Convertible Preferred Stock in lieu of cash payment of accrued dividends on its outstanding shares of Series A Convertible Preferred Stock and since February 2017 it has issued additional convertible notes in lieu of cash payment of accrued interest on its outstanding convertible notes.

The continuation of the Company’s business is dependent upon its ability to achieve profitability and positive cash flow and, pending such achievement, future issuances of equity or other financing to fund ongoing operations. Although no assurances can be given, management believes that the net proceeds derived from the public offering of 5,175,000 shares of our common stock completed in July 2017, together with borrowings under the Loan Facility and anticipated cash flow, should provide the necessary funding for us to continue as a going concern for the foreseeable future. The consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016, as filed with the Securities and Exchange Commission.

Reclassifications

Certain account balances in 2016 have been reclassified to conform to the current period presentation.